Taxes Payable (Details) - Schedule of Taxes Payable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes Payable [Abstract]
Corporate income taxes	$ 379,395	$ 502,588
Value added tax	121,691	264,245
Construction tax	14,615	32,063
Individual income tax	3,598	2,081
Total taxes payable	$ 519,299	$ 800,977